Intangible assets - Schedule of Goodwill attributed to cash-generating units (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	$ 2,860	$ 2,807
United States
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	968	968
Türkiye
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	370	271
Greater China
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	158	157
India
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	838	848
Latin America and Caribbean – Mexico
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	189	203
Other cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	$ 337	$ 360